Acquisitions (Details) (USD $) In Millions, unless otherwise specified	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012	Jan. 03, 2012 Sara Lee Corporation [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member]
Assets acquired:
Current assets					$ 34.0
Cash and cash equivalents				1.2
Other current assets				42.6
Property, plant, and equipment				92.8	29.2
Goodwill	3,098.2	3,052.9	3,054.6	149.9	91.7
Intangible assets	37.6			138.9	213.5
Other noncurrent assets				0.9
Total assets acquired				426.3	368.4
Liabilities assumed:
Current liabilities				3.6	5.6
Noncurrent liabilities				2.1
Total liabilities assumed				5.7	5.6
Net assets acquired				$ 420.6	$ 362.8